Aberdeen Funds

(the “Trust”)

Aberdeen U.S. Small Cap Equity Fund

(the “Fund”)

Supplement dated July 22, 2019 to the Prospectus dated February 28, 2019,

as supplemented to date (the “Prospectus”)

Effective July 22, 2019, Tim Skiendzielewski was named a portfolio manager of the Aberdeen U.S. Small Cap Equity Fund.  Accordingly, the following changes are made to the Prospectus.

The following is added to the Portfolio Managers table for the Fund in the section entitled, “Summary — Aberdeen U.S. Small Cap Equity Fund — Portfolio Managers” on page 10 of the Prospectus:

Name	Title	Served on the Fund Since
Tim Skiendzielewski, CFA®	Investment Director	2012

The following is added to the table of information for the Aberdeen Focused U.S. Equity Fund, Aberdeen Income Builder Fund, Aberdeen U.S. Mid Cap Equity Fund, Aberdeen U.S. Multi-Cap Equity Fund and Aberdeen U.S. Small Cap Equity Fund in the section entitled, “Fund Management - Portfolio Management” beginning on page 206 of the Prospectus:

Portfolio Managers	Funds

Tim Skiendzielewski, CFA®, Investment Director
Tim Skiendzielewski is an Investment Director on the North American Equity team at Aberdeen Standard Investments. In this role, Tim analyzes current and prospective investments and assists with the management of client portfolios. Tim joined Aberdeen in 2012 from Morgan Stanley. Previously, Tim worked for both Promontory Financial Group and Navigant Consulting. Tim graduated with a BS in Finance from Georgetown University and earned an MBA from the University of Chicago. He is a CFA charterholder.

Aberdeen U.S. Small Cap Equity Fund

Please retain this Supplement for future reference.

Aberdeen Funds

(the “Trust”)

Aberdeen U.S. Small Cap Equity Fund

(the “Fund”)

Supplement dated July 22, 2019 to the Statement of Additional Information dated February 28, 2019, as supplemented to date (the “SAI”)

Effective July 22, 2019, Tim Skiendzielewski was named a portfolio manager of the Aberdeen U.S. Small Cap Equity Fund.  Accordingly, the following changes are made to the SAI.

The following is added to the table reflecting each portfolio manager’s ownership of shares of the Fund(s) he or she manages, in the section entitled, “INVESTMENT ADVISORY AND OTHER SERVICES — Portfolio Managers” beginning on page 152 of the SAI:

Portfolio Manager	Portfolio Managed	Dollar Range of Portfolio Shares Owned
Tim Skiendzielewski*	U.S. Small Cap Equity Fund	50,001-$100,000

* The information for Tim Skiendzielewski is as of April 30, 2019.

The following is added to the table in Appendix A of the SAI under “OTHER MANAGED ACCOUNTS” beginning on page A-3:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2018)
Tim Skiendzielewski *	Registered Investment Companies: 4 accounts, $480.32 total assets
U.S. Small Cap Equity Fund	Other Pooled Investment Vehicles: 8 accounts, $684.37 total assets Other Accounts: 5 accounts, $551.96 total assets

* The information for Tim Skiendzielewski is as of April 30, 2019.